Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions and other non-current liabilities
Other non-current liabilities	$ 1,430	$ 1,409	$ 2,066
TOTAL	20,269	20,925	20,613	$ 21,432
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	285	320	386
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	192	208	286
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	812	960	742
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	14,976	15,368	14,492	$ 14,286
Other non-current provisions
Provisions and other non-current liabilities
Provisions	2,766	2,868	2,927
Restructuring activities
Provisions and other non-current liabilities
Provisions	506	293	135
Financial risks related to non-consolidated and equity consolidated affiliates
Provisions and other non-current liabilities
Provisions	265	134	130
Contingency reserve on solar panels warranties (Sunpower)
Provisions and other non-current liabilities
Provisions	$ 83	$ 82	$ 140